REPORT FROM THE PRESIDENT

Dear Contract Owner:

It gives me great pleasure to present the performance of the sub-accounts of Annuity Investors Variable Account A for the six month and twelve month periods ending December 31, 1996 . The company utilized eleven portfolios, managed by Janus, Dreyfus and Merrill Lynch.

As of December 31, 1996, the six-month and twelve-month performance results for all portfolios, as measured by the percentage change in unit values for the period, net of all mortality, expense and contract maintenance charges, were as follows:



Equity Portfolios:                                   Six Months Ending               Year Ending
                                                     December 31, 1996             December 31, 1996

Janus Aspen Series Worldwide Growth Portfolio               5.36%                       24.94%
Janus Aspen Series Aggressive Growth Portfolio             (7.06%)                       4.12%
Dreyfus Variable Investment Fund
         Capital Appreciation Portfolio                    10.93%                       21.50%
The Dreyfus Socially Responsible Growth Fund, Inc.          9.00%                       17.23%
Dreyfus Stock Index Fund                                    9.23%                       18.52%
Merrill Lynch VFS Basic Value Focus Fund                    6.35%                       16.70%

Balanced Portfolios:
Merrill Lynch VFS Global Strategy Focus Fund                5.87%                        9.27%
Janus Aspen Series Balanced Portfolio                       6.36%                       12.24%

Income Portfolios:
Merrill Lynch VFS High Current Income Fund                  4.32%                        7.40%
Janus Aspen Series Short-Term Bond Portfolio                0.46%                        0.15%

Cash Portfolio:
Merrill Lynch Domestic Money Market Fund                   (0.38%)                       1.39%


In the second half of 1996, the stock market, as measured by the Standard & Poor's 500 Index, showed a 8.34% increase and the NASDAQ Composite Index increased by 11.62% The bond market, as measured by Lehman Brothers Aggregate Index, increased by 3.06% over the same period.

Annuity Investors selected Dreyfus, Janus and Merrill Lynch for inclusion in its Variable Account A based on the level of professional investment expertise present in each management company and their dedication to in-depth fundamental research. We offer a broad range of investment options to allow you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

We look forward to continuing to serve you in the future.

Sincerely,


Robert A. Adams
President

Annuity Investors Life Insurance Company(Registered Trademark)
P. O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771


                         Annuity Investors(ServiceMark)
                               Variable Account A

                                       of



                                       for











                                December 31, 1996

                        Annual Report to Contract Owners

This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account A. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.

ANNUITY INVESTORSSM VARIABLE ACCOUNT A

Annuity Investors Life Insurance Company                      UNDERWRITTEN AND
P. O. Box 5423                                                DISTRIBUTED BY:
Cincinnati, Ohio 45201-5423                          American Annuity Group

                                                     AAG Securities, Inc.
                                                     Member NASD
                                                     250 East Fifth Street
                                                     Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
Ernst & Young LLP


DIRECTORS  Robert Allen Adams
President of Annuity Investors Life Insurance Company(R) and President of Great American(R) Life Insurance Company

Stephen Craig Lindner
President of American Annuity GroupSM

William Jack Maney II
Senior Vice President, Treasurer and Chief Financial Officer of American Annuity Group

James Michael Mortensen
Executive Vice President of Annuity Investors Life Insurance Company and Executive Vice President of Great American Life Insurance Company

Mark Francis Muething
Senior Vice President, General Counsel and Secretary of American Annuity Group

Jeffrey Scott Tate
Senior Vice President of American Annuity Group


OFFICERS
Robert Allen Adams           President
James Michael Mortensen      Executive Vice President & Secretary
Thomas Kevin Liguzinski      Senior Vice President
Mark Francis Muething        Senior Vice President, General Counsel & Secretary
Michael Joseph O'Connor      Senior Vice President & Chief Actuary
Charles Kent McManus         Senior Vice President
Robert Eugene Allen          Vice President & Treasurer
Arthur Ronald Greene III     Vice President
Betty Marie Kasprowicz       Vice President & Secretary
Lynn E. Laswell              Assistant Vice President
William Jack Maney II        Assistant Treasurer
Thomas E. Mischell           Assistant Treasurer

                        ANNUAL REPORT TO CONTRACT OWNERS
                                DECEMBER 31, 1996


TABLE OF CONTENTS                                                        PAGE

Report from the President

Annuity InvestorsSM Variable Account A Sub-Accounts

Janus Aspen Series December 31, 1996 Annual Report
Janus Aspen Series Aggressive Growth Portfolio (James P. Goff)              J1
Janus Aspen Aggressive Growth Portfolio Schedule of Investments             J2
Janus Aspen Series Worldwide Growth Portfolio (Helen Young Hayes)           J4
Janus Aspen Series Worldwide Growth Portfolio Schedule of Investments       J5
Janus Aspen Series Balanced Portfolio (Blaine P. Rollins)                   J10
Janus Aspen Balanced Portfolio Schedule of Investments                      J11
Janus Aspen Series Short-Term Bond Portfolio (Sandy R. Rufenacht)           J15
Janus Aspen Short-Term Bond Portfolio Schedule of Investments               J16
Statements of Operations                                                    J19
Statements of Assets and Liabilities                                        J19
Statements of Changes in Net Assets                                         J20
Financial Highlights                                                        J22
Notes to Financial Statements                                               J24
Report of Idependent Accountants                                            J27

Dreyfus Variable Investment Fund,
Capital Appreciation Portfolio Annual Report December 31, 1996
Dreyfus VIF, Capital Appreciation Portfolio Letter to Shareholders           D2
Dreyfus VIF, Capital Appreciation Portfolio Average Annual Total Returns     D4
Dreyfus VIF, Capital Appreciation Portfolio Statement of Investments         D5
Dreyfus VIF, Capital Appreciation Portfolio Statement of Assets and
 Liabilities                                                                 D8
Dreyfus VIF, Capital Appreciation Portfolio Statement of Operations          D9
Dreyfus VIF, Capital Appreciation Portfolio Statement of Changes in Net
 Assets                                                                      D10
Dreyfus VIF, Capital Appreciation Portfolio Financial Highlights             D11
Dreyfus VIF, Capital Appreciation Portfolio Notes to Financial
 Statements                                                                  D12
Dreyfus VIF, Capital Appreciation Portfolio Review  Report of Independent
 Accountants                                                                 D14
Dreyfus VIF, Capital Appreciation Portfolio Important Tax Information        D15



The Dreyfus Socially Responsible Growth Fund, Inc.
Annual Report December 31, 1996
The Dreyfus Socially Responsible Growth Fund, Inc. Letter to Shareholders D17 The Dreyfus Socially Responsible Growth Fund, Inc. Average Annual Total
 Returns                                                                     D20
The Dreyfus Socially Responsible Growth Fund, Inc. Statement of Investments D21 The Dreyfus Socially Responsible Growth Fund, Inc. Statement of Assets and
 Liabilities                                                                 D22
The Dreyfus Socially Responsible Growth Fund, Inc. Statement of  Operations  D23

TABLE OF CONTENTS                                                         PAGE
The Dreyfus Socially Responsible Growth Fund, Inc. Statement of Changes
 in Net Assets                                                               D25
The Dreyfus Socially Responsible Growth Fund, Inc. Financial Highlights D26 The Dreyfus Socially Responsible Growth Fund, Inc. Notes to Financial
 Statements                                                                  D27
The Dreyfus Socially Responsible Growth Fund, Inc.
Review Report of Independent Accountants                                     D29
The Dreyfus Socially Responsible Growth Fund, Inc. Important Tax
 Information                                                                 D30

Dreyfus Stock Index Fund Annual Report December 31, 1996
Dreyfus Stock Index Fund Letter to Shareholders                              D31
Dreyfus Stock Index Average Annual Total Returns                             D33
Dreyfus Stock Index Fund Statement of Investments                            D34
Dreyfus Stock Index Fund Statement of Assets and Liabilit                    D40
Dreyfus Stock Index Fund Statement of Operations                             D41
Dreyfus Stock Index Fund Statement of Changes in Net Assets                  D42
Dreyfus Stock Index Fund Financial Highlights                                D43
Dreyfus Stock Index Fund Notes to Financial Highlights                       D44
Dreyfus Stock Index Fund Report of Independent Accountants                   D45
Dreyfus Stock Index Fund Proxy Results                                       D46

Merrill Lynch Variable Series Funds, Inc. Annual Report December 31, 1996 Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Basic Value Focus Fund Letter to Shareholders December 31, 1996 M1 Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Domestic Money Market Fund Letter to Shareholders December 31,
 1996                                                                         M1
Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Global Strategy Focus Fund Letter to Shareholders December 31,
 1996                                                                         M2
Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch High Current Income Fund Letter to Shareholders December 31,
 1996                                                                         M3
Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Basic Value Focus Fund Proxy Results                            M4
Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Domestic Money Market Fund Proxy Results                        M4
Merrill Lynch Variable Series Funds,Inc.
Merrill Lynch Global Strategy Focus Fund Proxy Results                        M5
Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch High Current Income Fund Proxy Results                          M5
Merrill Lynch Variable Series Funds, Inc. Total Returns                       M6
Merrill Lynch Variable Series Funds, Inc. Average Annual Total Returns        M7
Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Basic Value Focus Fund Schedule of Investments                  M7
Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Domestic Money Market Fund Schedule of Investments             M11
Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Global Strategy Focus Fund Schedule of Investments             M13
Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch High Current Income Fund Schedule of Investments               M19
Merrill Lynch Variable Series Funds, Inc. Statement of Assets and
 Liabilities                                                                 M25
Merrill Lynch Variable Series Funds, Inc. Statement of Operations            M28
Merrill Lynch Variable Series Funds, Inc. Statement of Changes in Net
 Assets                                                                      M31
Merrill Lynch Variable Series Funds, Inc. Financial Highlights               M35
Merrill Lynch Variable Series Funds, Inc. Notes to Financial Statements      M39
Merrill Lynch Variable Series Funds, Inc. Independent Auditors' Report       M43

         The SEC file numbers for the funds whose financial statements are included herein are as follows:

Registrant                                                    SEC File Number:

Merrill Lynch Variable Series Funds, Inc.                         811-03920
  -Basic Value Focus Fund
  -Global Strategy Focus Fund
  -High Current Income Fund
  -Domestic Money Market Fund

Dreyfus Socially Responsible Growth Fund, Inc.                    811-07044

Dreyfus Life & Annuity Index Fund, Inc.                           811-05719
  -Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund                                  811-05125
  -Capital Appreciation Portfolio

Janus Aspen Series                                                811-07736
  -Worldwide Growth Portfolio
  -Aggressive Growth Portfolio
  -Balanced Portfolio
  -Short-Term Bond Portfolio